Capital disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of liquidity and capitalization [Line Items]
Cash and cash equivalents	$ 375,479,000	$ 223,890,000	$ 254,934,000
Undrawn credit facilities	300,000,000	300,000,000
Total liquidity	675,479,000	523,890,000
Total debt	1,502,271,000	1,556,206,000
Non-controlling interests	244,347,000	208,515,000
Shareholders’ equity	1,500,764,000	1,596,835,000
Total capitalization	$ 3,247,382,000	$ 3,361,556,000
Total debt to capitalization (as a percent)	46.00%	46.00%
Net debt to capitalization (as a percent)	39.00%	42.00%
Unsecured notes
Disclosure of liquidity and capitalization [Line Items]
Total debt	$ 1,188,163,000	$ 1,186,424,000
Limited recourse debt facilities, including current portion
Disclosure of liquidity and capitalization [Line Items]
Total debt	314,108,000	$ 369,782,000
Revolving credit facility
Disclosure of liquidity and capitalization [Line Items]
Notional amount	$ 300,000,000
Facilities term	5 years